Warrants (Details) - Summary of outstanding common stock warrants - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Class of Warrant or Right [Line Items]
Securities Into Which Warrants are Convertible
Warrants Outstanding	5,336,000	5,344,007
Warrants Recorded as Liabilities	111,000	118,225
Warrant A [Member]
Class of Warrant or Right [Line Items]
Securities Into Which Warrants are Convertible	Common stock	Common stock
Warrants Outstanding	4,600,000	4,600,000
Warrants Recorded as Liabilities	0	0
Exercise Price (in Dollars per share)	$ 5.00	$ 5.00
Expiration Date	August 2019	August 2019
Warrant B [Member]
Class of Warrant or Right [Line Items]
Securities Into Which Warrants are Convertible	Common stock	Common stock
Warrants Outstanding	120,000	120,000
Warrants Recorded as Liabilities	0	0
Exercise Price (in Dollars per share)	$ 6.25	$ 6.25
Expiration Date	August 2019	August 2019
Warrant C [Member]
Class of Warrant or Right [Line Items]
Securities Into Which Warrants are Convertible	Common stock	Common stock
Warrants Outstanding	613,000	7,698
Warrants Recorded as Liabilities	111,000	7,698
Exercise Price (in Dollars per share)	$ 26.00	$ 7.59
Expiration Date	August and September 2018	January 2015
Warrant D [Member]
Class of Warrant or Right [Line Items]
Securities Into Which Warrants are Convertible	Common stock	Common stock
Warrants Outstanding	3,000	612,838
Warrants Recorded as Liabilities	0	110,527
Exercise Price (in Dollars per share)	$ 1,540.55	$ 26.00
Expiration Date	July 2015	August and September 2018
Warrant E [Member]
Class of Warrant or Right [Line Items]
Securities Into Which Warrants are Convertible		Common stock
Warrants Outstanding		96
Warrants Recorded as Liabilities		0
Exercise Price (in Dollars per share)		$ 1,459.05
Expiration Date		December 2015
Warrant F [Member]
Class of Warrant or Right [Line Items]
Securities Into Which Warrants are Convertible		Common stock
Warrants Outstanding		205
Warrants Recorded as Liabilities		0
Exercise Price (in Dollars per share)		$ 1,490.85
Expiration Date		July 2015
Warrant G [Member]
Class of Warrant or Right [Line Items]
Securities Into Which Warrants are Convertible		Common stock
Warrants Outstanding		3,019
Warrants Recorded as Liabilities		0
Exercise Price (in Dollars per share)		$ 1,540.55
Expiration Date		July 2015
Warrant H [Member]
Class of Warrant or Right [Line Items]
Securities Into Which Warrants are Convertible		Common stock
Warrants Outstanding		151
Warrants Recorded as Liabilities		0
Exercise Price (in Dollars per share)		$ 2,981.70
Expiration Date		November 2015